Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 – Income Taxes

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which significantly changed U.S. tax law. The Act lowered the Company’s U.S. statutory federal income tax rate from 35% to 21% effective January 1, 2018, while also imposing a deemed repatriation tax on previously deferred foreign income. The Act also created a new minimum tax on certain future foreign earnings. The impact of the Act had no material impact on the Company’s tax liability and deferrals.

We record tax positions as liabilities in accordance with ASC 740 and adjust these liabilities when our judgement changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2019, and 2018 we have not recorded any uncertain tax positions in our financial statements. The Company has not filed tax returns for the years ended December 31, 2020, December 31, 2019 and December 31, 2018. Prior to January 31, 2018, there was no financial or taxable transactions since 2011, so the company does not anticipate any material penalties.

Book loss reconciliation to estimated taxable income is as follows:

	2020	2019
Book loss	$(6,867,799)	$(4,515)
Tax adjustments:
Warrant expense	6,584,281	-
Estimate of taxable income	$(283,518)	$(4,515)

The Company will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred. At December 31, 2020 and December 31, 2019, we had no unrecognized tax benefits in income tax expense.

The components of the deferred tax asset are as follows:

	2020	2019
Current deferred tax asset
Net operating loss carryforwards	$(80,076)	$(16,509)
Other adjustments:
None	-	-
Total cumulative deferred tax asset	(80,076)	(16,509)
Valuation allowance	80,076	16,509
Effective income tax asset	$-	$-

Income tax provision is summarized below (in thousands):

	2020	2019
Income tax provision:
Current benefit (expense)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred benefit (expense)
Federal	59,539	3,467
State	13,127	825
Total deferred	72,666	4,292
Less: Valuation allowance	(72,666)	(4,292)
Total	$-	$-

Effective and stated tax rate:
Federal	21.00%
State	4.63%
Total	25.63%

Cumulative Net Operating Loss Carryforward:

2018	$3,118
2019	4,292
2020	72,666
$80,076

For the years ended December 31, 2020 and December 31, 2019, the deferred tax asset of $80,076 and $16,509, respectively, has a valuation allowance of $80,076 and $16,509, respectively, since management has determined the tax benefit cannot be reasonably assured of being used in the near future. The net operating loss carryforward, if not used, will begin to expire in 2045, and is severely restricted as per the Internal Revenue Code if there is a change in ownership.